Allowance for Loan Losses and Recorded Investment in Loans (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Allowance for loan losses:
Beginning Balance				$ 2,400				$ 2,894	$ 2,400	$ 2,894
Provision charged to expense	$ 166	$ 126	$ 145	116	$ 231	$ 225	$ 216	216	553	888
Losses charged off									(711)	(1,515)
Recoveries									195	133
Ending Balance	2,437				2,400				2,437	2,400
Ending balance: individually evaluated for impairment	181				714				181	714
Ending balance: collectively evaluated for impairment	2,256				1,686				2,256	1,686
Loans:
Ending balance: individually evaluated for impairment	1,410				1,868				1,410	1,868
Ending balance: collectively evaluated for impairment	328,253				313,886				328,253	313,886
Commercial
Allowance for loan losses:
Beginning Balance				254				412	254	412
Provision charged to expense									20	175
Losses charged off									(117)	(337)
Recoveries									27	4
Ending Balance	184				254				184	254
Ending balance: individually evaluated for impairment	9				92				9	92
Ending balance: collectively evaluated for impairment	175				162				175	162
Loans:
Ending balance: individually evaluated for impairment	57				112				57	112
Ending balance: collectively evaluated for impairment	67,190				52,174				67,190	52,174
Commercial Real Estate
Allowance for loan losses:
Beginning Balance				1,116				1,609	1,116	1,609
Provision charged to expense									(382)	27
Losses charged off									(152)	(555)
Recoveries									15	35
Ending Balance	597				1,116				597	1,116
Ending balance: individually evaluated for impairment	172				622				172	622
Ending balance: collectively evaluated for impairment	425				494				425	494
Loans:
Ending balance: individually evaluated for impairment	1,273				1,756				1,273	1,756
Ending balance: collectively evaluated for impairment	162,186				156,558				162,186	156,558
Residential
Allowance for loan losses:
Beginning Balance				92				90	92	90
Provision charged to expense									78	229
Losses charged off									(42)	(235)
Recoveries									42	8
Ending Balance	170				92				170	92
Ending balance: individually evaluated for impairment	0				0				0	0
Ending balance: collectively evaluated for impairment	170				92				170	92
Loans:
Ending balance: individually evaluated for impairment	0				0				0	0
Ending balance: collectively evaluated for impairment	81,498				83,870				81,498	83,870
Installment
Allowance for loan losses:
Beginning Balance				147				141	147	141
Provision charged to expense									255	308
Losses charged off									(400)	(388)
Recoveries									111	86
Ending Balance	113				147				113	147
Ending balance: individually evaluated for impairment	0				0				0	0
Ending balance: collectively evaluated for impairment	113				147				113	147
Loans:
Ending balance: individually evaluated for impairment	80				0				80	0
Ending balance: collectively evaluated for impairment	17,379				21,284				17,379	21,284
Unallocated
Allowance for loan losses:
Beginning Balance				$ 791				$ 642	791	642
Provision charged to expense									582	149
Losses charged off									0	0
Recoveries									0	0
Ending Balance	1,373				791				1,373	791
Ending balance: individually evaluated for impairment	0				0				0	0
Ending balance: collectively evaluated for impairment	1,373				791				1,373	791
Loans:
Ending balance: individually evaluated for impairment	0				0				0	0
Ending balance: collectively evaluated for impairment	$ 0				$ 0				$ 0	$ 0